Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 2,412			$ 2,065			$ 6,313	$ 6,204	$ 8,543	$ 7,921
Cost of goods sold	1,031			806			2,718	2,780	3,788	3,430
Gross profit	1,381			1,259			3,595	3,424	4,755	4,491
Operating expenses:
Selling, general and administrative	3,428			4,251			13,582	12,920	17,584	19,039
Research and development	1,117			928			4,050	3,141	4,342	4,978
Total operating expenses	4,545			5,179			17,632	16,061	21,926	24,017
Loss from operations	(3,164)			(3,920)			(14,037)	(12,637)	(17,171)	(19,526)
Other income (expense), net
Other income (expense), net	(204)			52			98	14	75	(19)
Financing expense									(9,247)	0
Change in fair value of warrant liability	0			0			(755)	0	11,827	0
Loss before income taxes	(3,368)			(3,868)			(14,694)	(12,623)	(14,516)	(19,545)
Income tax expense	(2)			(2)			(6)	(6)	(9)	(9)
Net loss	$ (3,370)	$ (4,845)	$ (6,485)	$ (3,870)	$ (4,286)	$ (4,473)	$ (14,700)	$ (12,629)	$ (14,525)	$ (19,554)
Basic loss per share (in dollars per share)	$ (1.81)			$ (36.72)			$ (10.21)	$ (119.85)	$ (83.55)	$ (285.36)
Diluted loss per share (in dollars per share)	$ (1.81)			$ (36.72)			$ (10.21)	$ (119.85)	$ (83.55)	$ (285.36)
Weighted average shares outstanding - basic (in shares)	1,864			105			1,439	105	174	69
Weighted average shares outstanding - diluted (in shares)	1,864			105			1,439	105	174	69
Other comprehensive loss:
Unrealized gain (loss) on marketable securities	$ 0	(61)	6						$ 80	$ (24)
Unrealized foreign currency translation adjustment	0	$ 0	$ (7)	$ 2	$ 1	$ (2)			(7)	(4)
Total comprehensive loss	$ (3,370)			$ (3,868)			$ (14,706)	$ (12,628)	$ (14,452)	$ (19,582)